Income Taxes (Schedule of Significant Components of the Company's Deferred Tax Asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred taxes
Net operating loss carry-forwards	$ 38,258	$ 36,550	$ 33,396
Share-based compensation expense	1,163	1,774	1,147
Research and development costs	4,041	2,858	1,449
Other	9	13	38
Gross deferred tax assets	43,471	41,195	36,030
Less - Valuation allowance	(43,471)	(41,195)	(36,030)	$ (6,200)
Net deferred tax assets	$ 0	$ 0	$ 0